EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF ACTIVITY RELATED TO SHARES AVAILABLE FOR GRANT UNDER THE 2000 PLAN AND 2010 PLAN

The following table summarizes stock option activity for the 2010 Plan during the nine months ended September 30, 2024.

Options outstanding at December 31, 2023	245,154
Options forfeited or expired	(199,794)
Options outstanding at September 30, 2024	45,360

The activity related to shares available for grant under the 2010 Plan and the 2019 Plan for the years ended December 31, 2023 and 2022 was as follows:

	2010 Stock Option Plan	2019 Stock Option Plan	Total
Shares available at December 31, 2021	-	248,613	248,613
Options forfeited	2,650	198,625	201,275
Options granted	-	(174,175)	(174,175)
Restricted stock units forfeited	-	346	346
Restricted stock units granted	-	(29,223)	(29,223)
Shares expired	(2,650)	(5,754)	(8,404)
Shares available at December 31, 2022	-	238,432	238,432
Shares added to the plan	-	333,333	333,333
Options forfeited	41,950	250,859	292,809
Options granted	-	(397,503)	(397,503)
Restricted stock units forfeited	-	-	-
Restricted stock units granted	-	(259,161)	(259,161)
Shares expired	(41,950)	(99)	(42,049)
Shares available at December 31, 2023	-	165,861	165,861

SCHEDULE OF STOCK OPTION ACTIVITY UNDER 2010 PLAN AND 2019 PLAN

The stock option activity under the 2010 Plan and the 2019 Plan for the years ended December 31, 2023 and 2022 was as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term
Options outstanding at December 31, 2021	683,861	$44.40	$3,797,181	7.44
Granted	174,175	14.17
Exercised	(1,533)	8.13
Forfeited	(201,275)	68.12
Options outstanding at December 31, 2022	655,228	29.25	$-	6.06
Granted	397,503	6.57
Exercised	-	-
Forfeited	(292,809)	28.90
Options outstanding at December 31, 2023	759,922	$17.48	$113,929	5.37

Shares exercisable:
December 31, 2023	452,606	$22.57	$33,073	3.03
Shares expected to vest:
December 31, 2023	201,328	$10.31	$41,992	8.45

SCHEDULE OF ASSUMPTIONS USED TO CALCULATE FAIR VALUE OF OPTIONS GRANTED UNDER 2010 PLAN
	December 31, 2023	December 31, 2022
Dividend yield	-%	-%
Volatility	138.3%	92.7%
Risk-free interest rate	4.45%	2.45%
Expected lives (years)	2.00	2.00
Weighted average fair value	$4.160	$7.350

SCHEDULE OF ALLOCATION OF EMPLOYEE STOCK-BASED COMPENSATION EXPENSE BY FUNCTIONAL AREA

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2024	2023	2024	2023
Cost of revenue	$6	$7	$32	$26
Research and development	$46	$65	136	$224
Sales and marketing	$95	$(105)	139	$19
General and administrative	$232	$451	556	$1,033
Total	$379	$418	$863	$1,302

The non-cash stock-based compensation expense included in cost of revenue and operating expenses by functional area for the years ended December 31, 2023 and 2022 was as follows:

	Year Ended
	December 31,
(in thousands)	2023	2022
Cost of revenue	$33	$76
Research and development	325	177
Sales and marketing	47	354
General and administrative	1,319	1,807
Total	$1,724	$2,414